June 27, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Compass EMP Funds Trust (the “Trust”)
File Nos:	333-181176 & 811-22696

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Compass EMP Funds that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on June 27, 2014 and became effective on June 27, 2014.

If you have any questions or require further information, please do not hesitate to contact me at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Compass EMP Funds Trust